Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Lowe’s 401(k) Plan (the Plan) provides only general information. Participants should refer to the Plan document and summary plan description for more complete descriptions of the Plan’s provisions.

General – The Plan, adopted effective February 1, 1984, is a defined contribution plan covering the majority of U.S. employees of Lowe’s Companies, Inc. and subsidiaries (the Plan Sponsor or the Company). In 2025, the Company acquired Artisan Design Group (ADG) and Foundation Building Materials and its subsidiaries (collectively, FBM). Employees of FBM are covered by separate defined contribution plans.

Effective June 2, 2025, following the acquisition of ADG by the Company, ADG adopted the Plan as a participating employer for the benefit of its employees and the employees of its direct and indirect wholly owned subsidiaries (collectively, ADG Employees), in accordance with and subject to the eligibility requirements and other terms of the Plan. Upon adoption, ADG Employees may elect to rollover their account balances and loans from the ADG 401(k) Plan into the Plan. An aggregate of $76,248,406 was rolled into the Plan by ADG Employees during the year ended December 31, 2025, and is included in rollover contributions on the statement of changes in net assets available for benefits.

Employees of the Plan Sponsor and ADG are eligible to participate in the Plan on the first day of the month following 30 days after the employee’s original hire date. The Administrative Committee of Lowe’s Companies, Inc. (the Administrative Committee), as appointed by the Compensation Committee of the Board of Directors, controls the management and administration of the Plan. The Plan’s trustee is Principal Trust Company, and the recordkeeper functions are performed by Principal Financial Group, Inc. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA) and is a safe harbor-designed plan.

Contributions – Participants may elect to contribute 1% to 75% of their compensation eligible for deferral (deferral compensation) to the Plan each year, subject to the limitations as defined in the Plan document, in pre-tax and/or Roth contributions. Eligible employees must make an active election to participate in the Plan. Participants age 50 and older, or who reach age 50 during the Plan year, are eligible to make catch-up contributions not exceeding the limit set by the Internal Revenue Code (IRC) in addition to the deferral contribution. Effective January 1, 2025, participants who turn ages 60 to 63 within the year will be eligible to make enhanced catch-up contributions, up to $11,250 consistent with SECURE 2.0 and applicable IRS limits.

The Company makes a matching contribution (the Company Match) each payroll period to each participant’s account equal to: 100% of the first 3% of deferral compensation each participant elects to have contributed to the Plan, plus 50% of the next 2% of deferral compensation contributed to the Plan, plus 25% of the next 1% of deferral compensation contributed to the Plan. Catch-up contributions are eligible for Company Match in accordance with this formula.

Participants may also contribute amounts representing eligible rollover distributions from other qualified plans. All contributions are subject to certain IRC limitations.

Participant Accounts – Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contribution, the Company Match, any applicable rollover amounts, and participant earnings. Separate accounts exist for Roth contributions and rollover amounts. Participant accounts are also charged with withdrawals and administrative expenses that are paid by the Plan. The benefit to which a participant is entitled to is the benefit that can be provided from the participant’s vested account balance.

Vesting – Each participant shall at all times have a 100% vested interest in the balance of their account.

Investments – Participants may direct the investment of their contributions and/or account balances into various investment options offered by the Plan and may change investments and transfer amounts between funds daily, subject to trading window restrictions. As of December 31, 2025 and 2024, the investment options to which participants could direct their contributions within the Plan included: Lowe’s Companies, Inc. common stock, a mutual fund, a stable value account (which is a separately managed account) and collective trusts (which include objective-based funds and target retirement date funds). The Plan owns 100% of the underlying assets of the capital preservation fund (a stable value separately managed account) which invests in synthetic guaranteed investment contracts (GICs) which invest in collective trusts. See Note 4 for further information on the underlying assets in the capital preservation fund. Excess cash is held in a non-interest bearing cash account, if any.
Investment in Lowe’s Companies, Inc. common stock is limited to a maximum of 25% of contributions (without regard to deferral contributions and the Company Match). The Plan is intended to be a plan described in Section 404(c) of ERISA and its corresponding regulations.

The Plan includes an employee stock ownership plan feature within the meaning of IRC Section 4975(e)(7). This feature allows Plan participants to elect to either have their Lowe’s Companies, Inc. common stock dividends reinvested into their account or paid in cash. If no election is made, dividends are automatically reinvested.

Payment of Benefits – Subsequent to the termination of service, a participant with a vested account value of $1,000 or less that has not elected to perform a direct rollover to an eligible retirement plan will automatically receive a lump-sum distribution equal to the participant’s vested account balance. If the vested account value is greater than $1,000 and less than $7,000, then a participant may elect to receive a lump-sum distribution equal to the participant’s vested account balance. If the participant does not make such an election, the Plan performs a direct rollover to an individual retirement account designated by the participant or, if the participant has not designated an individual retirement account, to an individual retirement account designated by the Administrative Committee. If the vested account value is greater than $7,000, then the participant’s vested account balance remains in the Plan and is not distributed without the participant’s consent until the participant reaches age 72.

The Plan allows for in-service withdrawals to participants under age 59½ only in cases of disability or financial hardship. Hardship withdrawals must total at least $1,000 and be approved by the Plan’s recordkeeper or the Administrative Committee. Participants who have attained age 59½ may request a full or partial distribution once per Plan year, and participants who have incurred a disability are entitled to a one-time in-service withdrawal of their accumulated balances.

The Lowe’s Companies Employee Stock Ownership Plan (the former ESOP), which was an employee stock ownership plan within the meaning of IRC Section 4975(e)(7), was merged into the Plan effective as of September 13, 2002. The Plan allows for a one-time in-service withdrawal to participants in the former ESOP who have attained 20 or more years of service with the Company from their initial service date. Eligible participants may make a one-time withdrawal of up to 50% of their former ESOP account balance.

Participant Loans – Effective January 1, 2025, participants are allowed to enter into new loans through the Plan. Participants may borrow from their account a minimum of $1,000 up to a maximum of the lesser of 50% of their nonforfeitable account balance or $50,000. The loans are secured by the participant’s vested interest in the Plan, and bear interest at a rate commensurate with local prevailing rates at the time funds are borrowed as determined by the Plan administrator. Principal and interest are paid ratably through payroll deductions or as a lump sum for the outstanding loan balance. Loan terms range from one to five years; however, terms may exceed five years for the purchase of a primary residence. As of December 31, 2025, participant loans have maturities through December 31, 2035 at interest rates ranging from 4.0% to 10.5%.

Forfeited Accounts – If a Participant has terminated service and the Administrative Committee is unable after a reasonable period of time, as determined by the Administrative Committee, to locate the Participant or Beneficiary to whom an account is distributable after making reasonable efforts to do so, then the Administrative Committee may declare the account to be a forfeiture. Such forfeitures are used to reduce the Company Match. The participant’s forfeited account shall be restored as if there had been no forfeiture if the Administrative Committee is able to locate the participant at any time. Such restoration shall be made out of forfeitures occurring in the Plan year the participant is located. To the extent such forfeitures are not sufficient, the Company will make a special contribution in order to restore the participant’s account. During 2025, $1,134,724 from forfeited accounts was used to reduce the Company Match. As of December 31, 2025 and 2024, forfeited accounts not yet used to reduce the Company Match were $714,472 and $432,712, respectively.

Plan Year – The Plan year is January 1 to December 31.